Other Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Cost and Expense Disclosure, Operating [Abstract]
Schedule Of Other Operating Cost and Expense, By Component [Table Text Block]
8.	Other Expense –

A breakout of other expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Store expenses
Bank fees	$75,617	$59,519	$157,237	$134,848
Collection costs	106,828	97,976	235,526	205,930
Repairs & maintenance	61,332	26,171	95,523	73,466
Supplies	98,596	42,938	186,521	77,342
Telephone	43,645	32,910	77,479	66,564
Utilities and network lines	159,487	108,017	335,659	235,441
Other	225,953	144,510	435,791	328,427
	$771,458	$512,041	$1,523,736	$1,122,018

General & administrative expenses
Professional fees	$61,291	$41,355	$147,214	$164,870
Management and consulting fees	137,692	117,117	271,442	217,117
Other	75,462	66,387	159,962	132,842
	$274,445	$224,859	$578,618	$514,829

17.	Other Expenses –

A breakout of other expense is as follows:

	For the Year Ended December 31,
	2011	2010
Store expenses
Bank fees	$273,868	$223,757
Collection costs	386,230	408,180
Repair and Maintenance	155,579	178,825
Supplies	248,011	167,624
Telephone	133,945	142,592
Utilities and network lines	486,355	503,703
Other	733,453	702,930
	$2,417,441	$2,327,611

General & administrative expenses
Professional fees	$235,380	$452,244
Management and consulting fees	411,250	300,000
Other	368,133	274,519
	$1,014,763	$1,026,763